Other Financial Liabilities (debt) - Additional information (Details) $ in Thousands		1 Months Ended	12 Months Ended
	May 31, 2022 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2014 USD ($)
Disclosure Of Other Financial Liabilities debt [Line Items]
Payments for debt issue costs			$ 0	$ 10,700	$ 0
Repayments of borrowings, classified as financing activities			$ 50,000	$ 65,793	7,197
Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Maximum earnings before interest, taxes, depreciation, and amortization ratio | item			3.50	3.0
Minimum Interest Coverage Ratio | item				1
Interest expense			$ 3,200	$ 10,100	$ 22,400
Total credit facility			$ 1,500,000
Repaid line of credit facility	$ 325,000
Sociedad Minera El Brocal S.A.A | Senior unsecured credit facility
Disclosure Of Other Financial Liabilities debt [Line Items]
Borrowings						$ 1,800
Increased in Credit Facility		$ 225,000
Sociedad Minera El Brocal S.A.A | Credit Facility
Disclosure Of Other Financial Liabilities debt [Line Items]
Commitment fee			0.50%
Unsecured Revolving Credit Facility [Member] | Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Notional amount	350,000
Payments for debt issue costs			$ 3,500
Interest expense			$ 1,900
Repaid line of credit facility	$ 325,000